Basis of preparation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Basis of Presentation [Line Items]
Negative operating cash flows	$ 2,379	$ (5,678)	$ (14,692)
Net loss	(8,306)	(23,957)	$ (47,237)
Cash	5,899	34,097
Bonds and money market funds	3,937	6,290
Retained earnings	$ 416,887	$ 408,659